CORRECTION OF MATERIAL ERROR	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 2. CORRECTION OF MATERIAL ERROR

After the initial filing of an S-1 Registration filing, filing date of April 8, 2014, certain material errors relating to the Consolidated Statements of Changes in Shareholders’ Equity for the year ended December 31, 2013, and the period from June 20, 2011 (Inception) to December 31, 2013 were identified. The Consolidated Statement of Changes in Shareholders’ Equity was restated to correct errors in the presentation of the recapitalization of equity in connection with the reverse merger with Lani, LLC. The correction resulted in a change in shares reported issued in the merger from 54,325,000 to 30, 825,000, and the beginning balance of share outstanding as of December 31, 2011 from zero to 24,300,000. These changes did not affect the ending balance of any equity line item as of December 31, 2012.